Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 65	$ 68
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	45	43
Depreciation, Nonproduction	$ 54	$ 59	$ 52